FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
Summary of carrying amounts and fair values of the Group's financial instruments

	As of December 31, 2022		As of December 31, 2023
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$’000	$’000	$’000	$’000
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	21,287	21,287	7	7
Total.	21,287	21,287	7	7
Financial liabilities
Financial liabilities at FVTPL	290,368	290,368	—	—
Total.	290,368	290,368	—	—

Summary of fair value measurement hierarchy of the Group's financial instruments

As of December 31, 2022

	Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
	$’000	$’000	$’000	$’000
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	21,287	—	—	21,287
Total.	21,287	—	—	21,287
Financial liabilities			290,368	290,368
Financial liabilities at FVTPL	—	—	290,368	290,368

As of December 31, 2023

Fair value measurement using
	Quoted prices	Significant	Significant
	in active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Dual currency structured deposit	—	—	—	—
Wealth management product	7	—	—	7
Total	7	—	—	7